RESULTS FOR THE YEAR - RESEARCH AND DEVELOPMENT COSTS - Research and Development Costs by Business Segment (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Research and development costs	DKK 14,014	DKK 14,563	DKK 13,608
Diabetes care and obesity
Disclosure of operating segments [line items]
Research and development costs	11,358	11,481	10,475
Biopharmaceuticals
Disclosure of operating segments [line items]
Research and development costs	DKK 2,656	DKK 3,082	DKK 3,133